INCOME TAXES - Schedule of income tax expense (Details) - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
Income Taxes [Abstract]
Loss before income taxes	$ (6,132,721)	$ (2,087,058)
Canadian federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery) at statutory income tax rate	$ (1,655,835)	$ (538,035)
Difference between Canadian and foreign tax rate	(18,518)	(14,573)
Permanent differences	655,814	246,212
Changes in unrecognized deferred tax assets	525,928	721,316
Other adjustments	127,750	(58,489)
Total income tax expense	(364,861)	356,431
Current income tax expense (recovery)	(128,718)	408,524
Deferred income tax expense (recovery)	$ (236,143)	$ (52,093)